STOCK-BASED COMPENSATION - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jul. 18, 2022	Feb. 28, 2021	Sep. 30, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage									100.00%		100.00%
Granted (in shares)											42,288,769
Total unrecognized stock-based compensation expense	$ 0			$ 0	$ 0				$ 0
Number of consecutive trading days		20 days
Total number of trading days		30 days
Allocated share based compensation					$ 55,236			$ 82	$ 55,397	$ 3,853	$ 3,936	$ 15
Earn-Out Scenario One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing share price trigger for Business Combination (in dollars per share)		$ 12.50
Earn-Out Scenario Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing share price trigger for Business Combination (in dollars per share)		15.00
Earn-Out Scenario Three
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing share price trigger for Business Combination (in dollars per share)		$ 18.00
2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorizes for issuance (in shares)		9,615,971
Class D Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorizes for issuance (in shares)			91,177,477
Granted (in shares)					0	0	0		0		42,288,769
Unvested stock units (in shares)	0			0	0	7,648,595	10,139,127		0		10,278,486	394,669	6,136,479
Number of shares issued (in shares)			91,177,477
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)									436,600
Total unrecognized stock-based compensation expense	$ 783			$ 783	$ 783				$ 783
Unvested stock units (in shares)	105,000			105,000	105,000				105,000		0
Period of recognition for unrecognized stock-based compensation expense									1 year 3 months 10 days
Restricted Stock Units (RSUs) | 2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		331,600
Period of issuance		6 months
Compensation cost				$ 3,316
Allocated share based compensation					$ 3,525				$ 3,525
Restricted Stock Units (RSUs) | 2022 Equity Incentive Plan | Director
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares)		5,000
Employee Stock Purchase Plan (ESPP) | 2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorizes for issuance (in shares)		1,923,194
Exercise price of stock as a percent of fair market value		85.00%
Number of shares issued (in shares)	0
Maximum number of shares that may be issued as a percent of fully-diluted shares		2.00%
Maximum percent of eligible compensation		8.00%
Maximum contribution amount		$ 25,000
Stock Options | 2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of stock as a percent of fair market value		100.00%
Expiration period		10 years
Number of shares issued (in shares)	0
Stock Appreciation Rights | 2022 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price of stock as a percent of fair market value		100.00%
Expiration period		10 years
Number of shares issued (in shares)	0